Loans Receivable (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Number	Dec. 31, 2012 Number
Residential Real Estate Including Home Equity [Member]
Recorded Investment	$ 887	$ 692
Commercial Real Estate [Member]
Recorded Investment	8,446	10,778
Commercial Participations Purchased [Member]
Recorded Investment	0	6,378
Commercial Loan [Member]
Recorded Investment	534	2,032
Financing Receivable Troubled Debt Restructurings That Subsequently Defaulted [Member] | Residential Real Estate Including Home Equity [Member]
Number of Contracts	1	1
Recorded Investment	106	39
Financing Receivable Troubled Debt Restructurings That Subsequently Defaulted [Member] | Consumer Loan [Member]
Number of Contracts	0	0
Recorded Investment	0	0
Financing Receivable Troubled Debt Restructurings That Subsequently Defaulted [Member] | Commercial Real Estate [Member]
Number of Contracts	1
Recorded Investment	707	0
Financing Receivable Troubled Debt Restructurings That Subsequently Defaulted [Member] | Development And Other Dwellings [Member]
Number of Contracts		0
Financing Receivable Troubled Debt Restructurings That Subsequently Defaulted [Member] | Commercial Participations Purchased [Member]
Number of Contracts	0	0
Recorded Investment	0	0
Financing Receivable Troubled Debt Restructurings That Subsequently Defaulted [Member] | Commercial Loan [Member]
Number of Contracts	0	0
Recorded Investment	0	0
Financing Receivable Troubled Debt Restructurings That Subsequently Defaulted [Member] | Government [Member]
Number of Contracts	0	0
Recorded Investment	0	0
Financing Receivable, Troubled Debt Restructurings [Member] | Residential Real Estate Including Home Equity [Member]
Number of Contracts	6	7
Pre-Modification Outstanding Recorded Investment	792	700
Post-Modification Outstanding Recorded Investment	770	692
Financing Receivable, Troubled Debt Restructurings [Member] | Consumer Loan [Member]
Number of Contracts	0	0
Pre-Modification Outstanding Recorded Investment	0	0
Post-Modification Outstanding Recorded Investment	0	0
Financing Receivable, Troubled Debt Restructurings [Member] | Commercial Real Estate [Member]
Number of Contracts	0	3
Pre-Modification Outstanding Recorded Investment	0	1,440
Post-Modification Outstanding Recorded Investment	0	1,440
Financing Receivable, Troubled Debt Restructurings [Member] | Commercial Participations Purchased [Member]
Number of Contracts	0	1
Pre-Modification Outstanding Recorded Investment	0	1,290
Post-Modification Outstanding Recorded Investment	0	935
Financing Receivable, Troubled Debt Restructurings [Member] | Commercial Loan [Member]
Number of Contracts	0	1
Pre-Modification Outstanding Recorded Investment	0	108
Post-Modification Outstanding Recorded Investment	0	88
Financing Receivable, Troubled Debt Restructurings [Member] | Government [Member]
Number of Contracts	0	0
Pre-Modification Outstanding Recorded Investment	0	0
Post-Modification Outstanding Recorded Investment	$ 0	$ 0